Notes Payable — Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable – Related Party [Line Items]
Finance expense			$ 60,770
Related Party [Member]
Notes Payable – Related Party [Line Items]
Finance expense	$ 0	60,770
Note Payable Related Party [Member]
Notes Payable – Related Party [Line Items]
Repaid amount		2,519,835	64,550
Accrued interest		0	23,456
Finance expense		$ 0	$ 60,770